Acquisitions (Details 1) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisional Purchase Consideration at preliminary fair value:
Common stock	$ 1,037,500
Notes payable	855,000
Cash	233,000
Amount of consideration	2,125,500
Assets acquired and liabilities assumed at preliminary fair value
Cash	1,501,285
Accounts receivable	235,746
Inventories	1,457,489
Other current assets	41,427
Property and equipment	157,052
Accounts payable and accrued expenses	(280,752)
Customer deposits	(2,405,703)
Notes payable	(509,272)
Deferred tax liability	(35,000)
Net tangible assets acquired	162,272
Total net assets acquired	162,272
Consideration paid	2,125,500
Preliminary goodwill	$ 7,083,144	$ 4,998,182	$ 22,166